BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

ROCKWOOD ACQUISITION

        On October 1, 2014, we completed the acquisition of the Performance Additives and Titanium Dioxide businesses of Rockwood Holdings, Inc. We paid $1.02 billion in cash and assumed certain unfunded pension liabilities in connection with the Rockwood Acquisition. The acquisition was financed using a bank term loan. The majority of the acquired businesses have been integrated into our Pigments and Additives segment. Transaction costs charged to expense related to this acquisition were approximately nil, $24 million and $8 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were recorded in selling, general and administrative expenses in our consolidated statements of operations.

        The following businesses were acquired from Rockwood:

•	titanium dioxide, a white pigment derived from titanium bearing ores with strong specialty business in fibers, inks, pharmaceuticals, food and cosmetics;
•	functional additives made from barium and zinc based inorganics used to make colors more brilliant, primarily in plastics, coatings, films, food, cosmetics, pharmaceuticals and paper;
•	color pigments made from synthetic iron-oxide and other non-TiO2 inorganic pigments used by manufacturers of coatings and colorants;
•	timber treatment wood protection chemicals used primarily in residential and commercial applications;
•	water treatment products used to improve water purity in industrial, commercial and municipal applications; and
•	specialty automotive molded components.

        In connection with securing certain regulatory approvals required to complete the Rockwood Acquisition, we sold our TiO2 TR52 product line used in printing inks to Henan in December 2014. The sale did not include any manufacturing assets but does include an agreement to supply TR52 product to Henan during a transitional period.

        We have accounted for the Rockwood Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for Rockwood Acquisition in 2014	$1,038
Purchase price adjustment received in 2015	(18)

Net acquisition cost	$1,020

Fair value of assets acquired and liabilities assumed:
Cash	$77
Accounts receivable	220
Inventories	401
Prepaid expenses and other current assets	55
Property, plant and equipment	665
Intangible assets	31
Deferred income taxes, non-current	106
Other assets	8
Accounts payable	(146)
Accrued expenses and other current liabilities	(106)
Long-term debt, non-current	(3)
Pension and related liabilities	(233)
Deferred income taxes, non-current	(9)
Other liabilities	(30)

Total fair value of net assets acquired	1,036

Noncontrolling interest	(16)

Total	$1,020

        During the second quarter of 2015, we received $18 million related to the settlement of certain purchase price adjustments. As a result of the finalization of the valuation of the assets and liabilities, reallocations were made in certain property, plant and equipment, deferred tax, accrued liability and other long-term liability balances. None of the fair value of this acquisition was allocated to goodwill. Intangible assets acquired consist primarily of developed technology, trademarks and customer relationships, all of which are being amortized over nine years. The noncontrolling interest primarily relates to Viance, a 50%-owned joint venture with Dow Chemical acquired as part of the Rockwood Acquisition. The noncontrolling interest was valued at 50% of the fair value of the net assets of Viance as of October 1, 2014, as dictated by the ownership interest percentages. If the Rockwood Acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (Unaudited)
	2014	2013
Revenues	$12,724	$12,599
Net income attributable to Huntsman International	410	98

OXID ACQUISITION

        On August 29, 2013, we completed the acquisition of the chemical business of Oxid L.P. (the "Oxid Acquisition"). The acquisition cost of approximately $76 million consisted of cash payments of approximately $66 million and contingent consideration of $10 million. The contingent consideration related to an earn-out agreement which would be paid over two years if certain conditions were met. Related to this earn-out agreement, $6 million was paid during 2014 and the balance has been paid in 2015. The acquired business has been integrated into our Polyurethanes segment. Transaction costs charged to expense related to this acquisition were not significant.

        We have accounted for the Oxid Acquisition using the acquisition method. As such, we analyzed the fair value of tangible and intangible assets acquired and liabilities assumed. The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

        Intangible assets acquired consist primarily of developed technology and customer relationships, both of which are being amortized over 15 years. If the Oxid Acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

Pro Forma
Year ended December 31, 2013 (Unaudited)
Revenues	$11,142
Net income attributable to Huntsman International	133